Other Liabilities - Schedule of Balance of Other Liabilities (Details) - COP ($) $ in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Balance of Other Liabilities [Abstract]
Deferred revenues		$ 179,448	[1]	$ 208,126	[1]	$ 154,265
Customer loyalty programs		46,217		43,990		$ 56,165
Advance payments under lease agreements and other projects	[2]	3,689		4,604
Advance payments for fixed assets sold	[3]	832
Instalments received under “plan resérvalo”		160		160
Repurchase coupon		100		239
Total other liabilities		230,446		257,119
Current		230,068		254,766
Non-current		$ 378		$ 2,353

[1]	Mainly relates to payments received for the future sale of products through means of payment, property leases and strategic alliances.
[2]	The variation corresponds to the payment received from the sale of the López de Galarza building in Ibagué in November for $2,484.
[3]	It corresponds to the advance payment for the sale of the La Colina land for $832.